Consolidated Balance Sheets - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Assets
Cash and due from banks	[1]	$ 56,723	$ 61,989
Interest-bearing deposits with banks		66,020	71,086
Securities (Note 4)
Trading		183,300	190,151
Investment, net of applicable allowance		256,618	219,579
Securities		439,918	409,730
Assets purchased under reverse repurchase agreements and securities borrowed		350,803	340,191
Loans (Note 5)
Retail		626,978	569,951
Wholesale		360,439	287,826
Loans		987,417	857,777
Allowance for loan losses (Note 5)		(6,037)	(5,004)
Loans, net		981,380	852,773
Other
Customers' liability under acceptances		35	21,695
Derivatives (Note 9)		150,612	142,450
Premises and equipment (Note 10)		6,852	6,749
Goodwill (Note 11)		19,286	12,594
Other intangibles (Note 11)		7,798	5,903
Other assets (Note 13)		92,155	81,371
Total other assets		276,738	270,762
Total assets		2,171,582	2,006,531
Deposits (Note 14)
Personal		522,139	441,946
Business and government		839,670	745,075
Bank		47,722	44,666
Total deposits		1,409,531	1,231,687
Other
Acceptances		35	21,745
Obligations related to securities sold short		35,286	33,651
Obligations related to assets sold under repurchase agreements and securities loaned		305,321	335,238
Derivatives (Note 9)		163,763	142,629
Insurance contract liabilities (Note 15)		22,231	19,026
Other liabilities (Note 17)		94,677	96,022
Total other liabilities		621,313	648,311
Subordinated debentures (Note 18)		13,546	11,386
Total liabilities		2,044,390	1,891,384
Equity attributable to shareholders
Retained earnings		88,608	81,715
Other components of equity		8,498	6,852
Total equity attributable to shareholders		127,089	115,048
Non-controlling interests		103	99
Total equity		127,192	115,147
Total liabilities and equity		2,171,582	2,006,531
Preferred shares and other equity instruments [member]
Equity attributable to shareholders
Issued capital (Note 19)		9,031	7,314
Common shares [member]
Equity attributable to shareholders
Issued capital (Note 19)		$ 20,952	$ 19,167

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $2 billion as at October 31, 2024 (October 31, 2023 – $3 billion; October 31, 2022 – $2 billion).